FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Equity	$ 1,411,298	$ 1,410,971	$ 850,236
Debt facilities	210,362	181,233
Lease liabilities	37,583	39,861	20,575
Less: cash and cash equivalents	(151,438)	(237,926)	$ (238,578)
Capital	$ 1,507,805	$ 1,394,139